WARRANTS (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
WARRANTS
Warrants, beginning balance	15,589,500	10,249,500
Issued	10,097,379	6,790,000
Exercised	(700,000)
Expired	(3,309,500)	(1,450,000)
Warrants, ending balance	$ 21,677,379	$ 15,589,500
Weighted average exercise price, beginning	$ 0.38	$ 0.53
Weighted average exercise price, issued	0.98	0.35
Weighted average exercise price, excercised	0.30
Weighted average exercise price, expired	0.48	1.29
Weighted average exercise price, ending	$ 0.65	$ 0.38
Weighted average life remaining, beginning	1 year 3 months 18 days	2 years
Weighted average life remaining, issued	2 years	1 year 11 months 19 days
Weighted average life remaining, excercised	1 month 28 days
Weighted average life remaining, ending	1 year	1 year 3 months 18 days